Document and Entity Information	0 Months Ended
Apr. 18, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 18, 2013
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Apr 18, 2013
Document Effective Date	Apr 17, 2013
Prospectus Date	Apr 18, 2013

Stone Ridge U.S. Variance Risk Premium Fund
Stone Ridge U.S. Variance Risk Premium Fund
Investment Objective
The Stone Ridge U.S. Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stone Ridge U.S. Variance Risk Premium Fund		Class I	Class M
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.15%
Other Expenses	[1]	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		1.50%	1.65%
Expense Reimbursement	[3]	none	none
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	1.65%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the exchange-traded funds in which it invests.
[3]	Through May 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through May 1, 2014, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Stone Ridge U.S. Variance Risk Premium Fund (USD $)	1 Year	3 Years
Class I	153	474
Class M	168	520

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be over 100% of the Fund’s total assets in the first year of operations.

Principal Investment Strategies
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  Sources of expected returns may include the “equity risk premium”, defined as the tendency for average equity securities’ returns to be above average returns on cash as compensation for bearing the risk of owning equity securities.  Another source of expected returns may be the “variance risk premium”, defined as the tendency for “equity implied volatility” to be higher than “equity realized volatility”, on average, for bearing “variance risk”.  That is, the Adviser believes that equity options buyers, on average, pay a premium, received by the seller, to remove some uncertainty from their equity returns. The Adviser looks for securities with options traded on those securities, where the option is viewed by the Adviser as pricing-in “variance risk premium”. This means that the purchase price of the option is higher than what the Adviser thinks translates to the intrinsic value of the option.  As an option seller, the Fund will seek to capture the returns associated with investors paying premiums to “insure” their risks by buying an option on that security.  The Fund’s investment strategy is not dependant on any specific security.  Instead, the Fund’s investment strategy is based upon seeking to capture risk premiums where buyers of protection are paying a premium in excess of the Adviser’s expected value of the option.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  The Adviser then seeks to obtain a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.  The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves.

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of U.S. issuers consisting of common stocks of U.S. companies, exchange traded funds (“ETFs”) whose portfolios consist primarily of common stocks of U.S. companies and derivative instruments related to those securities.  The Fund may invest in issuers of any market capitalization.

The Fund also intends to write (sell) call options on individual stocks, ETFs, and indices.  The Fund may also write (sell) index and ETF put options.  For both calls and puts, the Fund will only sell “covered” options (i.e., where the Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position).  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold).  Such options that are more substantially out-of-the-money generally would pay a lower premium than options that are slightly out-of-the-money.  In certain circumstances, the Fund may also trade in-the-money options.  Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If, at expiration, an option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities.  The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by the Fund as the seller of the option. As a result of the Fund’s option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Fund.

The Fund also intends to enter into futures and swap contracts. The Fund may use derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through swap contracts or futures contracts.  In addition, the Fund may use derivatives to the maximum extent consistent with Commodity Futures Trading Commission Regulation 4.5, which allows the Adviser to be excluded from the definition of a "commodity pool operator."  To that end, the Fund may invest in commodity interests (i) with aggregate net notional value of up to 100% of the Fund's net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.  The use of derivatives gives rise to a form of leverage and the related risks.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

The Fund may at times hold significant cash or government obligations to cover its derivatives positions.

The Adviser may also consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks
The Fund is generally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors.  Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 4 of the prospectus.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The Fund’s use of derivatives may be extensive.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. Although certain derivative contracts do not produce qualifying income for a RIC, the Fund generally intends to invest in derivative contracts that produce qualifying income. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.  Certain derivative contracts in which the Fund invests could be subject to special tax rules, such as the “straddle” rules and the rules for “Section 1256 Contracts,” that could limit the Fund’s ability to recognize losses for tax purposes or otherwise affect the timing and character of the Fund’s income.

Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge U.S. Variance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge U.S. Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be over 100% of the Fund’s total assets in the first year of operations.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through May 1, 2014, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  Sources of expected returns may include the “equity risk premium”, defined as the tendency for average equity securities’ returns to be above average returns on cash as compensation for bearing the risk of owning equity securities.  Another source of expected returns may be the “variance risk premium”, defined as the tendency for “equity implied volatility” to be higher than “equity realized volatility”, on average, for bearing “variance risk”.  That is, the Adviser believes that equity options buyers, on average, pay a premium, received by the seller, to remove some uncertainty from their equity returns. The Adviser looks for securities with options traded on those securities, where the option is viewed by the Adviser as pricing-in “variance risk premium”. This means that the purchase price of the option is higher than what the Adviser thinks translates to the intrinsic value of the option.  As an option seller, the Fund will seek to capture the returns associated with investors paying premiums to “insure” their risks by buying an option on that security.  The Fund’s investment strategy is not dependant on any specific security.  Instead, the Fund’s investment strategy is based upon seeking to capture risk premiums where buyers of protection are paying a premium in excess of the Adviser’s expected value of the option.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  The Adviser then seeks to obtain a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.  The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves.

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of U.S. issuers consisting of common stocks of U.S. companies, exchange traded funds (“ETFs”) whose portfolios consist primarily of common stocks of U.S. companies and derivative instruments related to those securities.  The Fund may invest in issuers of any market capitalization.

The Fund also intends to write (sell) call options on individual stocks, ETFs, and indices.  The Fund may also write (sell) index and ETF put options.  For both calls and puts, the Fund will only sell “covered” options (i.e., where the Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position).  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold).  Such options that are more substantially out-of-the-money generally would pay a lower premium than options that are slightly out-of-the-money.  In certain circumstances, the Fund may also trade in-the-money options.  Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If, at expiration, an option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities.  The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by the Fund as the seller of the option. As a result of the Fund’s option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Fund.

The Fund also intends to enter into futures and swap contracts. The Fund may use derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through swap contracts or futures contracts.  In addition, the Fund may use derivatives to the maximum extent consistent with Commodity Futures Trading Commission Regulation 4.5, which allows the Adviser to be excluded from the definition of a "commodity pool operator."  To that end, the Fund may invest in commodity interests (i) with aggregate net notional value of up to 100% of the Fund's net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.  The use of derivatives gives rise to a form of leverage and the related risks.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

The Fund may at times hold significant cash or government obligations to cover its derivatives positions.

The Adviser may also consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is generally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors.  Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 4 of the prospectus.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The Fund’s use of derivatives may be extensive.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. Although certain derivative contracts do not produce qualifying income for a RIC, the Fund generally intends to invest in derivative contracts that produce qualifying income. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.  Certain derivative contracts in which the Fund invests could be subject to special tax rules, such as the “straddle” rules and the rules for “Section 1256 Contracts,” that could limit the Fund’s ability to recognize losses for tax purposes or otherwise affect the timing and character of the Fund’s income.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the exchange-traded funds in which it invests.
[3]	Through May 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Investment Objective
The Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stone Ridge U.S. Small Cap Variance Risk Premium Fund		Class I	Class M
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.15%
Other Expenses	[1]	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		1.50%	1.65%
Expense Reimbursement	[3]	none	none
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	1.65%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the exchange-traded funds in which it invests.
[3]	Through May 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through May 1, 2014, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Stone Ridge U.S. Small Cap Variance Risk Premium Fund (USD $)	1 Year	3 Years
Class I	153	474
Class M	168	520

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be approximately 100% of the Fund’s total assets in the first year of operations.

Principal Investment Strategies
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  Sources of expected returns may include the “equity risk premium”, defined as the tendency for average equity securities’ returns to be above average returns on cash as compensation for bearing the risk of owning equity securities.  Another source of expected returns may be the “variance risk premium”, defined as the tendency for “equity implied volatility” to be higher than “equity realized volatility”, on average, for bearing “variance risk”.  That is, the Adviser believes that equity options buyers, on average, pay a premium, received by the seller, to remove some uncertainty from their equity returns.  The Adviser looks for securities with options traded on those securities, where the option is viewed by the Adviser as pricing-in “variance risk premium”. This means that the purchase price of the option is higher than what the Adviser thinks translates to the intrinsic value of the option.  As an option seller, the Fund will seek to capture the returns associated with investors paying premiums to “insure” their risks by buying an option on that security.  The Fund’s investment strategy is not dependant on any specific security.  Instead, the Fund’s investment strategy is based upon seeking to capture risk premiums where buyers of protection are paying a premium in excess of the Adviser’s expected value of the option.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  The Adviser then seeks to obtain a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.  The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves.

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of U.S. issuers consisting of common stocks of U.S. small cap companies, exchange traded funds (“ETFs”) whose portfolios consist primarily of common stocks of U.S. small cap companies and derivative instruments related to those securities.  The Adviser considers small cap companies to be those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company.  The largest company that is within the Adviser's definition of small cap companies had a market capitalization of $6.061 billion as of February 28, 2013.  The market capitalization of the largest small cap company will fluctuate over time.

The Fund also intends to write (sell) call options on individual stocks, ETFs, and indices comprised of common stocks of U.S. issuers.  The Fund may also write (sell) index and ETF put options.  For both calls and puts, the Fund will only sell “covered” options (i.e., where the Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position).  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold).  Such options that are more substantially out-of-the-money generally would pay a lower premium than options that are slightly out-of-the-money.  In certain circumstances, the Fund may also trade in-the-money options.  Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If, at expiration, an option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities.  The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by the Fund as the seller of the option. As a result of the Fund’s option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Fund.

The Fund also intends to enter into futures and swap contracts. The Fund may use derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through swap contracts or futures contracts.  In addition, the Fund may use derivatives to the maximum extent consistent with Commodity Futures Trading Commission Regulation 4.5, which allows the Adviser to be excluded from the definition of a "commodity pool operator."  To that end, the Fund may invest in commodity interests (i) with aggregate net notional value of up to 100% of the Fund's net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.  The use of derivatives gives rise to a form of leverage and the related risks.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

The Fund may at times hold significant cash or government obligations to cover its derivatives positions.

The Adviser may also consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks
The Fund is generally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 4 of the prospectus.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The Fund’s use of derivatives may be extensive.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. Although certain derivative contracts do not produce qualifying income for a RIC, the Fund generally intends to invest in derivative contracts that produce qualifying income. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.  Certain derivative contracts in which the Fund invests could be subject to special tax rules, such as the “straddle” rules and the rules for “Section 1256 Contracts,” that could limit the Fund’s ability to recognize losses for tax purposes or otherwise affect the timing and character of the Fund’s income.

Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be approximately 100% of the Fund’s total assets in the first year of operations.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through May 1, 2014, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  Sources of expected returns may include the “equity risk premium”, defined as the tendency for average equity securities’ returns to be above average returns on cash as compensation for bearing the risk of owning equity securities.  Another source of expected returns may be the “variance risk premium”, defined as the tendency for “equity implied volatility” to be higher than “equity realized volatility”, on average, for bearing “variance risk”.  That is, the Adviser believes that equity options buyers, on average, pay a premium, received by the seller, to remove some uncertainty from their equity returns.  The Adviser looks for securities with options traded on those securities, where the option is viewed by the Adviser as pricing-in “variance risk premium”. This means that the purchase price of the option is higher than what the Adviser thinks translates to the intrinsic value of the option.  As an option seller, the Fund will seek to capture the returns associated with investors paying premiums to “insure” their risks by buying an option on that security.  The Fund’s investment strategy is not dependant on any specific security.  Instead, the Fund’s investment strategy is based upon seeking to capture risk premiums where buyers of protection are paying a premium in excess of the Adviser’s expected value of the option.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  The Adviser then seeks to obtain a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.  The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves.

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of U.S. issuers consisting of common stocks of U.S. small cap companies, exchange traded funds (“ETFs”) whose portfolios consist primarily of common stocks of U.S. small cap companies and derivative instruments related to those securities.  The Adviser considers small cap companies to be those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company.  The largest company that is within the Adviser's definition of small cap companies had a market capitalization of $6.061 billion as of February 28, 2013.  The market capitalization of the largest small cap company will fluctuate over time.

The Fund also intends to write (sell) call options on individual stocks, ETFs, and indices comprised of common stocks of U.S. issuers.  The Fund may also write (sell) index and ETF put options.  For both calls and puts, the Fund will only sell “covered” options (i.e., where the Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position).  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold).  Such options that are more substantially out-of-the-money generally would pay a lower premium than options that are slightly out-of-the-money.  In certain circumstances, the Fund may also trade in-the-money options.  Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If, at expiration, an option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities.  The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by the Fund as the seller of the option. As a result of the Fund’s option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Fund.

The Fund also intends to enter into futures and swap contracts. The Fund may use derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through swap contracts or futures contracts.  In addition, the Fund may use derivatives to the maximum extent consistent with Commodity Futures Trading Commission Regulation 4.5, which allows the Adviser to be excluded from the definition of a "commodity pool operator."  To that end, the Fund may invest in commodity interests (i) with aggregate net notional value of up to 100% of the Fund's net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.  The use of derivatives gives rise to a form of leverage and the related risks.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

The Fund may at times hold significant cash or government obligations to cover its derivatives positions.

The Adviser may also consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is generally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 4 of the prospectus.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The Fund’s use of derivatives may be extensive.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. Although certain derivative contracts do not produce qualifying income for a RIC, the Fund generally intends to invest in derivative contracts that produce qualifying income. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.  Certain derivative contracts in which the Fund invests could be subject to special tax rules, such as the “straddle” rules and the rules for “Section 1256 Contracts,” that could limit the Fund’s ability to recognize losses for tax purposes or otherwise affect the timing and character of the Fund’s income.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the exchange-traded funds in which it invests.
[3]	Through May 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 18, 2013